Securities Act File No. 002-88912

Investment Company Act File No. 811-03942

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	__

Post-Effective Amendment No. 81	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 82	X

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 201-6984

Brooke A. Fapohunda, Esq.

Vice President and Assistant Secretary

90 Hudson Street, Jersey City, New Jersey  07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)

__	on (date) pursuant to paragraph (b)

__	60 days after filing pursuant to paragraph (a) (1)

__	on (date) pursuant to paragraph (a) (1)

__	75 days after filing pursuant to paragraph (a) (2)

__	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 15th day of February, 2018.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

BY:	/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Vice President and Assistant Secretary

BY:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Director	February 15, 2018
James L.L. Tullis*

Daria L. Foster*	President, CEO, and Director	February 15, 2018
Daria L. Foster

Eric C. Fast*	Director	February 15, 2018
Eric C. Fast

Evelyn E. Guernsey*	Director	February 15, 2018
Evelyn E. Guernsey

Julie A. Hill*	Director	February 15, 2018
Julie A. Hill

Franklin W. Hobbs*	Director	February 15, 2018
Franklin W. Hobbs

_______________	Director	February 15, 2018
Kathleen M. Lutito

James M. McTaggart*	Director	February 15, 2018
James M. McTaggart

______________	Director	February 15, 2018
Karla M. Rabusch

Mark A. Schmid*	Director	February 15, 2018
Mark A. Schmid

Douglas B. Sieg*	Director	February 15, 2018
Douglas B. Sieg

*BY:	/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, and Brooke A. Fapohunda, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of January 1, 2018.

Signatures	Title

Chairman and
/s/ James L.L. Tullis	Director/Trustee
James L.L. Tullis
President, CEO
/s/ Daria L. Foster	and Director/Trustee
Daria L. Foster

/s/ Eric C. Fast	Director/Trustee
Eric C. Fast

/s/ Evelyn E. Guernsey	Director/Trustee
Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee
Franklin W. Hobbs

/s/ Kathleen M. Lutito	Director/Trustee
Kathleen M. Lutito

/s/ James M. McTaggart	Director/Trustee
James M. McTaggart

/s/ Karla M. Rabusch	Director/Trustee
Karla M. Rabusch

/s/ Mark A. Schmid	Director/Trustee
Mark A. Schmid

/s/ Douglas B. Sieg	Director/Trustee
Douglas B. Sieg

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase